Deferred Benefits and Gains - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Text block [abstract]
Leases rebates	¥ 0	¥ 47	¥ 47
Maintenance rebates	600	84	746
Gains relating to sale and leaseback	¥ 0	¥ 15	¥ 15